Consolidated Income Statements - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	[3]
Profit (loss) [abstract]
Net sales	[1]	€ 19,889	€ 18,360	[2]
Other revenues	[1]	1,452	1,529
Cost of sales	[1]	(5,881)	(5,966)
Gross profit	[1]	15,460	13,923
Research and development expenses	[1]	(3,717)	(3,335)
Selling and general expenses	[1]	(4,506)	(4,303)
Other operating income	[1]	533	563
Other operating expenses	[1]	(2,476)	(1,977)
Amortization of intangible assets	[1]	(777)	(898)
Impairment of intangible assets	[1]	(210)	371
Fair value remeasurement of contingent consideration	[1]	(61)	(66)
Restructuring costs and similar items	[1]	(430)	(1,060)	[2]
Other gains and losses, and litigation	[1]	(57)	(450)
Operating income	[1]	3,759	2,768
comprising: Financial expenses	[1]	(361)	(583)
Financial income	[1]	184	277
Income before tax and investments accounted for using the equity method	[1]	3,582	2,462
Income tax expense	[1]	(711)	(379)
Share of profit/(loss) from investments accounted for using the equity method	[1]	85	(22)
Net income from continuing operations	[1]	2,956	2,061
Net (income)/loss of the exchanged/held-for-exchange Animal Health business	[1]	2,881	202
Net income	[1]	5,837	2,263
Net income attributable to non-controlling interests	[1]	25	17
Net income attributable to equity holders of Sanofi	[1]	€ 5,812	€ 2,246
Average number of shares outstanding	[1]	1,225,500,000	1,249,400,000
Average number of shares after dilution (in shares)	[1]	1,230,700,000	1,253,800,000
Basic earnings per share from continuing operations	[1]	€ 2.4	€ 1.64
Basic earnings per share from discontinued operations	[1]	2.34	0.16
Basic earnings per share (in euros per share)	[1]	4.74	1.8
Diluted earnings per share from discontinued operations	[1]	2.33	0.16
Diluted earnings per share from continuing operations	[1]	2.39	1.63
Diluted earnings per share (in euros per share)	[1]	€ 4.72	€ 1.79

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.